Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 7.9%
Ampol Ltd.	1,068	$ 24,263
APA Group	5,460	43,395
Aristocrat Leisure Ltd.	2,835	76,948
ASX Ltd.	914	55,599
Aurizon Holdings Ltd.	9,002	24,743
Australia & New Zealand Banking Group Ltd.	13,171	269,887
BHP Group Ltd.	13,979	538,855
BHP Group Ltd.	9,626	373,286
BlueScope Steel Ltd.	2,342	36,418
Brambles Ltd.	6,498	47,953
Cochlear Ltd.	311	51,925
Coles Group Ltd.	6,148	82,171
Commonwealth Bank of Australia	7,960	626,869
Computershare Ltd.	2,529	46,481
Crown Resorts Ltd. (A)	1,683	16,027
CSL Ltd.	2,234	446,001
Dexus, REIT	4,924	40,193
Domino’s Pizza Enterprises Ltd.	257	16,729
Endeavour Group Ltd.	6,305	34,298
Evolution Mining Ltd.	8,141	26,869
Fortescue Metals Group Ltd.	7,769	119,424
Goodman Group, REIT	7,772	132,097
GPT Group, REIT	9,124	35,194
IDP Education Ltd.	928	21,719
Insurance Australia Group Ltd.	10,822	35,418
Lendlease Corp. Ltd.	3,300	27,509
Macquarie Group Ltd.	1,563	236,379
Medibank Pvt Ltd.	13,102	30,102
Mineral Resources Ltd.	766	30,196
Mirvac Group, REIT	17,945	33,275
National Australia Bank Ltd.	15,277	367,792
Newcrest Mining Ltd.	4,183	84,527
Northern Star Resources Ltd.	5,027	40,556
Orica Ltd.	1,824	21,702
Origin Energy Ltd.	8,018	37,322
Qantas Airways Ltd. (A)	4,255	16,452
QBE Insurance Group Ltd.	6,613	56,709
Ramsay Health Care Ltd.	863	41,795
REA Group Ltd.	238	23,859
Reece Ltd.	1,231	17,332
Rio Tinto Ltd.	1,705	152,427
Santos Ltd.	14,676	85,088
Scentre Group, REIT	23,376	53,149
SEEK Ltd.	1,486	32,725
Sonic Healthcare Ltd.	2,152	56,818
South32 Ltd.	21,924	83,339
Stockland, REIT	10,888	34,504
Suncorp Group Ltd.	5,891	48,835
Tabcorp Holdings Ltd.	10,563	42,084
Telstra Corp. Ltd.	19,287	56,983
Transurban Group	14,113	142,597
Treasury Wine Estates Ltd.	3,372	29,127
Vicinity Centres, REIT	18,580	25,783
Washington H Soul Pattinson & Co. Ltd.	957	20,412
Wesfarmers Ltd.	5,302	198,955
Westpac Banking Corp.	16,960	306,409
WiseTech Global Ltd.	637	23,976
Woodside Petroleum Ltd.	4,669	112,203
Woolworths Group Ltd.	5,627	156,233

		5,949,916

	Shares	Value
COMMON STOCKS (continued)
Austria - 0.2%
Erste Group Bank AG	1,609	$ 58,675
OMV AG	661	31,584
Raiffeisen Bank International AG	654	9,285
Verbund AG	299	31,576
voestalpine AG	528	15,711

		146,831

Belgium - 0.8%
Ageas SA	795	40,190
Anheuser-Busch InBev SA	4,059	242,680
Elia Group SA	143	21,817
Etablissements Franz Colruyt NV	258	10,680
Groupe Bruxelles Lambert SA	495	51,221
KBC Group NV	1,175	84,305
Proximus SADP	740	13,780
Sofina SA	70	25,436
Solvay SA	327	32,227
UCB SA	570	68,170
Umicore SA	936	40,461

		630,967

Chile - 0.1%
Antofagasta PLC	1,774	38,547

Denmark - 2.6%
Ambu AS, B Shares	725	10,673
AP Moller - Maersk AS, Class A	14	41,334
AP Moller - Maersk AS, Class B	27	81,134
Carlsberg AS, Class B	466	57,207
Chr Hansen Holding AS	470	34,511
Coloplast AS, Class B	546	82,685
Danske Bank AS	3,258	54,197
Demant AS (A)	492	22,265
DSV AS	946	181,306
Genmab AS (A)	306	110,513
GN Store Nord AS	556	27,253
Novo Nordisk AS, Class B	7,852	870,913
Novozymes AS, B Shares	922	63,216
Orsted AS (B)	882	110,401
Pandora AS	441	42,012
ROCKWOOL International AS, B Shares	40	13,204
Tryg AS	1,710	41,578
Vestas Wind Systems AS	4,671	137,023

		1,981,425

Finland - 1.1%
Elisa OYJ	647	39,019
Fortum OYJ	2,003	36,609
Kesko OYJ, B Shares	1,242	34,292
Kone OYJ, Class B	1,543	80,745
Neste OYJ	1,963	89,499
Nokia OYJ (A)	25,262	139,118
Nordea Bank Abp	5,384	55,416
Nordea Bank Abp	9,478	97,548
Orion OYJ, Class B	511	23,208
Sampo OYJ, A Shares	2,295	112,143
Stora Enso OYJ, R Shares	2,749	53,928
UPM-Kymmene OYJ	2,509	81,931
Wartsila OYJ Abp	2,178	19,887

		863,343

France - 10.7%
Accor SA (A)	728	23,456
Aeroports de Paris (A)	142	21,234

Transamerica Series Trust	Page 1

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Air Liquide SA	2,212	$ 386,976
Airbus SE (A)	2,753	332,200
Alstom SA	1,416	33,133
Amundi SA (B)	252	17,232
Arkema SA	299	35,742
AXA SA	9,097	266,309
BioMerieux	195	20,812
BNP Paribas SA	5,254	300,238
Bollore SE	3,935	20,605
Bouygues SA	1,089	38,011
Bureau Veritas SA	1,294	36,893
Capgemini SE	737	163,542
Carrefour SA	2,819	61,347
Cie de Saint-Gobain	2,323	138,219
Cie Generale des Etablissements Michelin SCA	776	105,160
CNP Assurances	840	20,223
Covivio, REIT	226	17,986
Credit Agricole SA	5,774	68,991
Danone SA	3,056	168,822
Dassault Aviation SA	120	18,950
Dassault Systemes SE	3,113	152,937
Edenred	1,178	58,246
Eiffage SA	382	39,205
Electricite de France SA	2,317	21,748
Engie SA	8,370	110,040
EssilorLuxottica SA	1,343	245,622
Eurazeo SE	189	15,890
Faurecia SE	538	13,969
Gecina SA, REIT	197	24,828
Getlink SE	1,973	35,533
Hermes International	146	206,641
Ipsen SA	182	22,782
Kering SA	351	221,596
Klepierre SA, REIT (A)	975	25,958
L’Oreal SA	1,171	467,750
La Francaise DES Jeux SAEM (B)	417	16,543
Legrand SA	1,224	116,374
LVMH Moet Hennessy Louis Vuitton SE	1,294	923,656
Orange SA	9,228	109,272
Orpea SA	225	9,764
Pernod Ricard SA	966	212,241
Publicis Groupe SA	1,066	64,699
Remy Cointreau SA	104	21,448
Renault SA (A)	871	22,768
Safran SA	1,599	188,259
Sanofi	5,305	542,381
Sartorius Stedim Biotech	123	50,358
Schneider Electric SE	2,523	423,587
SEB SA	124	17,293
Societe Generale SA	3,713	99,536
Sodexo SA	394	32,062
Teleperformance	274	104,366
Thales SA	498	62,367
TotalEnergies SE	11,700	592,014
Ubisoft Entertainment SA (A)	453	19,906
Unibail-Rodamco-Westfield, CDI (A)	6,063	22,694
Unibail-Rodamco-Westfield, REIT (A)	298	22,322
Valeo	1,042	19,247
Veolia Environnement SA	3,017	96,736
Vinci SA	2,516	257,066
Vivendi SE	3,671	47,960
Wendel SE	119	12,118
Worldline SA (A) (B)	1,080	46,872

		8,112,735

	Shares	Value
COMMON STOCKS (continued)
Germany - 7.4%
adidas AG	890	$ 207,393
Allianz SE	1,906	455,168
BASF SE	4,291	244,847
Bayer AG	4,589	313,883
Bayerische Motoren Werke AG	1,551	134,034
Bechtle AG	339	19,086
Beiersdorf AG	469	49,270
Brenntag SE	695	56,039
Carl Zeiss Meditec AG	177	28,511
Commerzbank AG (A)	4,528	34,408
Continental AG (A)	483	34,624
Covestro AG (B)	909	45,773
Daimler Truck Holding AG (A)	1,908	52,918
Delivery Hero SE (A) (B)	718	31,293
Deutsche Bank AG (A)	9,471	119,280
Deutsche Boerse AG	873	157,149
Deutsche Lufthansa AG (A)	2,852	23,000
Deutsche Post AG	4,633	221,234
Deutsche Telekom AG	15,140	281,969
E.ON SE	10,372	120,503
Evonik Industries AG	979	27,160
Fresenius Medical Care AG & Co. KGaA	932	62,454
Fresenius SE & Co. KGaA	1,931	70,899
GEA Group AG	686	28,117
Hannover Rueck SE	284	48,245
HeidelbergCement AG	701	39,729
HelloFresh SE (A)	742	33,304
Henkel AG & Co. KGaA	496	32,738
Infineon Technologies AG	6,107	206,600
KION Group AG	326	21,486
Knorr-Bremse AG	313	23,994
LANXESS AG	343	15,057
LEG Immobilien SE	326	37,124
Mercedes-Benz Group AG	3,998	280,618
Merck KGaA	606	126,554
MTU Aero Engines AG	251	58,051
Muenchener Rueckversicherungs-Gesellschaft AG	655	175,108
Nemetschek SE	252	24,201
Puma SE	501	42,606
Rational AG	21	14,463
RWE AG	2,947	128,320
SAP SE	4,871	539,844
Scout24 SE (B)	390	22,235
Siemens AG	3,569	494,190
Siemens Healthineers AG (B)	1,317	81,615
Symrise AG	613	73,494
Telefonica Deutschland Holding AG	5,130	13,953
Uniper SE	386	9,972
United Internet AG	469	16,095
Volkswagen AG	147	36,312
Vonovia SE	3,451	160,852
Zalando SE (A) (B)	1,043	52,811

		5,628,583

Hong Kong - 2.8%
AIA Group Ltd.	56,400	588,922
BOC Hong Kong Holdings Ltd.	17,000	63,967
Budweiser Brewing Co. APAC Ltd. (B)	7,500	19,805
Chow Tai Fook Jewellery Group Ltd.	8,400	15,171
CK Asset Holdings Ltd.	9,415	64,356
CK Hutchison Holdings Ltd.	12,500	91,405
CK Infrastructure Holdings Ltd.	3,000	20,054
CLP Holdings Ltd.	7,500	72,974
ESR Cayman Ltd. (A) (B)	9,000	27,890

Transamerica Series Trust	Page 2

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Futu Holdings Ltd., ADR (A)	200	$ 6,512
Galaxy Entertainment Group Ltd.	10,000	59,174
Hang Lung Properties Ltd.	9,000	18,140
Hang Seng Bank Ltd.	3,500	67,315
Henderson Land Development Co. Ltd.	6,531	27,110
HK Electric Investments & HK Electric Investments Ltd.	11,500	11,231
HKT Trust & HKT Ltd.	18,000	24,681
Hong Kong & China Gas Co. Ltd.	51,085	61,707
Hong Kong Exchanges & Clearing Ltd.	5,572	261,178
Hongkong Land Holdings Ltd.	5,000	24,430
Jardine Matheson Holdings Ltd.	1,000	55,000
Link, REIT	9,793	83,399
Melco Resorts & Entertainment Ltd., ADR (A)	900	6,876
MTR Corp. Ltd.	7,015	37,778
New World Development Co. Ltd.	7,278	29,528
Power Assets Holdings Ltd.	6,500	42,361
Sino Land Co. Ltd.	14,769	19,043
SITC International Holdings Co. Ltd.	6,000	20,980
Sun Hung Kai Properties Ltd.	6,350	75,549
Swire Pacific Ltd., Class A	2,000	12,162
Swire Properties Ltd.	5,800	14,333
Techtronic Industries Co. Ltd.	6,500	104,139
WH Group Ltd. (B)	36,787	23,101
Wharf Real Estate Investment Co. Ltd.	7,300	36,079
Xinyi Glass Holdings Ltd.	8,000	19,181

		2,105,531

Ireland - 1.0%
AerCap Holdings NV (A)	600	30,168
CRH PLC	3,581	142,829
DCC PLC	470	36,394
Experian PLC	4,318	166,353
Flutter Entertainment PLC (A)	776	89,430
James Hardie Industries PLC, CDI	2,096	62,876
Kerry Group PLC, Class A	734	82,092
Kingspan Group PLC	725	70,866
Smurfit Kappa Group PLC	1,145	50,858

		731,866

Israel - 0.7%
Azrieli Group Ltd.	202	17,747
Bank Hapoalim BM	5,199	51,473
Bank Leumi Le-Israel BM	6,710	72,285
Check Point Software Technologies Ltd. (A)	550	76,043
CyberArk Software Ltd. (A)	200	33,750
Elbit Systems Ltd.	129	28,213
Fiverr International Ltd. (A)	100	7,607
ICL Group Ltd.	3,199	38,028
Inmode Ltd. (A)	200	7,382
Israel Discount Bank Ltd., A Shares	5,226	32,501
Kornit Digital Ltd. (A)	200	16,538
Mizrahi Tefahot Bank Ltd.	619	24,173
Nice Ltd. (A)	297	64,962
Teva Pharmaceutical Industries Ltd., ADR (A)	4,915	46,152
Wix.com Ltd. (A)	300	31,338

		548,192

Italy - 1.9%
Amplifon SpA	566	25,190
Assicurazioni Generali SpA	5,194	118,798
Atlantia SpA (A)	2,342	48,696
Davide Campari-Milano NV	2,567	29,775
DiaSorin SpA	114	17,806

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Enel SpA	37,614	$ 251,139
Eni SpA	11,808	172,198
Ferrari NV	591	128,755
FinecoBank Banca Fineco SpA	2,872	43,568
Infrastrutture Wireless Italiane SpA (B)	1,396	15,627
Intesa Sanpaolo SpA	76,142	174,271
Mediobanca Banca di Credito Finanziario SpA	2,679	27,073
Moncler SpA	925	51,321
Nexi SpA (A) (B)	2,449	28,261
Poste Italiane SpA (B)	2,434	27,603
Prysmian SpA	1,209	41,029
Recordati Industria Chimica e Farmaceutica SpA	490	24,568
Snam SpA	9,074	52,326
Telecom Italia SpA	46,799	17,181
Terna - Rete Elettrica Nazionale	6,565	56,375
UniCredit SpA	9,809	105,817

		1,457,377

Japan - 21.9%
Advantest Corp.	900	70,266
Aeon Co. Ltd.	3,100	66,100
AGC, Inc.	900	35,960
Aisin Corp.	700	23,924
Ajinomoto Co., Inc.	2,200	62,442
ANA Holdings, Inc. (A)	700	14,632
Asahi Group Holdings Ltd.	2,100	76,483
Asahi Intecc Co. Ltd.	1,000	19,509
Asahi Kasei Corp.	5,700	49,302
Astellas Pharma, Inc.	8,600	134,374
Azbil Corp.	600	19,914
Bandai Namco Holdings, Inc.	900	68,247
Benefit One, Inc.	300	6,296
Bridgestone Corp.	2,600	100,921
Brother Industries Ltd.	1,100	20,004
Canon, Inc.	4,600	112,120
Capcom Co. Ltd.	800	19,395
Central Japan Railway Co.	700	91,275
Chiba Bank Ltd.	2,500	14,699
Chubu Electric Power Co., Inc.	2,800	28,980
Chugai Pharmaceutical Co. Ltd.	3,200	106,779
Concordia Financial Group Ltd.	4,900	18,236
Cosmos Pharmaceutical Corp.	100	12,120
CyberAgent, Inc.	1,800	22,274
Dai Nippon Printing Co. Ltd.	1,100	25,790
Dai-ichi Life Holdings, Inc.	4,600	93,476
Daifuku Co. Ltd.	500	35,676
Daiichi Sankyo Co. Ltd.	8,200	179,063
Daikin Industries Ltd.	1,200	217,925
Daito Trust Construction Co. Ltd.	300	31,843
Daiwa House Industry Co. Ltd.	2,700	70,385
Daiwa House Investment Corp., REIT	11	29,656
Daiwa Securities Group, Inc.	6,300	35,637
Denso Corp.	2,000	127,600
Dentsu Group, Inc.	1,000	40,866
Disco Corp.	100	27,964
East Japan Railway Co.	1,400	81,029
Eisai Co. Ltd.	1,100	50,961
ENEOS Holdings, Inc.	14,500	54,212
FANUC Corp.	900	157,959
Fast Retailing Co. Ltd.	300	153,797
Fuji Electric Co. Ltd.	600	29,904
FUJIFILM Holdings Corp.	1,700	103,768
Fujitsu Ltd.	900	134,843
GLP J-REIT	19	28,871

Transamerica Series Trust	Page 3

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
GMO Payment Gateway, Inc.	200	$ 20,375
Hakuhodo DY Holdings, Inc.	1,100	13,808
Hamamatsu Photonics KK	700	37,179
Hankyu Hanshin Holdings, Inc.	1,000	28,902
Hikari Tsushin, Inc.	100	11,369
Hino Motors Ltd.	1,000	5,846
Hirose Electric Co. Ltd.	200	28,991
Hitachi Construction Machinery Co. Ltd.	500	12,955
Hitachi Ltd.	4,500	225,199
Hitachi Metals Ltd. (A)	1,000	16,730
Honda Motor Co. Ltd.	7,500	212,594
Hoshizaki Corp.	300	20,580
Hoya Corp.	1,700	193,728
Hulic Co. Ltd.	1,600	14,354
Ibiden Co. Ltd.	500	24,376
Idemitsu Kosan Co. Ltd.	900	24,809
Iida Group Holdings Co. Ltd.	700	12,069
Inpex Corp.	4,600	54,084
Isuzu Motors Ltd.	2,700	34,879
Ito En Ltd.	300	14,726
ITOCHU Corp.	5,500	186,043
Itochu Techno-Solutions Corp.	400	10,218
Japan Airlines Co. Ltd. (A)	700	13,050
Japan Exchange Group, Inc.	2,300	42,706
Japan Metropolitan Fund Investment Corp., REIT	30	25,314
Japan Post Bank Co. Ltd.	2,000	16,062
Japan Post Holdings Co. Ltd.	11,200	82,256
Japan Post Insurance Co. Ltd.	1,000	17,415
Japan Real Estate Investment Corp., REIT	6	31,426
Japan Tobacco, Inc.	5,500	93,927
JFE Holdings, Inc.	2,200	30,787
JSR Corp.	900	26,503
Kajima Corp.	2,100	25,550
Kakaku.com, Inc.	600	13,400
Kansai Electric Power Co., Inc.	3,400	32,025
Kansai Paint Co. Ltd.	700	11,238
Kao Corp.	2,200	89,827
KDDI Corp.	7,400	242,621
Keio Corp.	500	19,490
Keisei Electric Railway Co. Ltd.	500	13,890
Keyence Corp.	900	417,332
Kikkoman Corp.	700	46,365
Kintetsu Group Holdings Co. Ltd.	700	20,037
Kirin Holdings Co. Ltd.	3,900	58,253
Kobayashi Pharmaceutical Co. Ltd.	300	24,037
Kobe Bussan Co. Ltd.	600	18,465
Koei Tecmo Holdings Co. Ltd.	260	8,526
Koito Manufacturing Co. Ltd.	500	20,235
Komatsu Ltd.	4,000	96,102
Konami Holdings Corp.	400	25,230
Kose Corp.	200	20,925
Kubota Corp.	4,700	88,098
Kurita Water Industries Ltd.	400	14,764
Kyocera Corp.	1,500	83,939
Kyowa Kirin Co. Ltd.	1,300	30,243
Lasertec Corp.	400	66,546
Lawson, Inc.	200	7,656
Lion Corp.	900	10,031
Lixil Corp.	1,300	24,200
M3, Inc.	2,000	72,232
Makita Corp.	1,000	31,997
Marubeni Corp.	7,300	84,769
Mazda Motor Corp.	2,700	19,847
McDonald’s Holdings Co. Japan Ltd.	400	16,634
Medipal Holdings Corp.	800	13,163
MEIJI Holdings Co. Ltd.	600	32,539

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mercari, Inc. (A)	400	$ 10,326
Minebea Mitsumi, Inc.	1,700	37,026
MISUMI Group, Inc.	1,300	38,702
Mitsubishi Chemical Holdings Corp.	6,100	40,569
Mitsubishi Corp.	5,900	221,408
Mitsubishi Electric Corp.	8,400	96,338
Mitsubishi Estate Co. Ltd.	5,500	81,898
Mitsubishi Gas Chemical Co., Inc.	700	11,850
Mitsubishi HC Capital, Inc.	2,900	13,475
Mitsubishi Heavy Industries Ltd.	1,400	45,957
Mitsubishi UFJ Financial Group, Inc.	55,800	344,908
Mitsui & Co. Ltd.	7,200	195,445
Mitsui Chemicals, Inc.	900	22,626
Mitsui Fudosan Co. Ltd.	4,200	89,890
Mitsui O.S.K. Lines Ltd.	1,500	41,668
Miura Co. Ltd.	400	9,856
Mizuho Financial Group, Inc.	11,100	141,585
MonotaRO Co. Ltd.	1,200	25,755
MS&AD Insurance Group Holdings, Inc.	2,100	68,183
Murata Manufacturing Co. Ltd.	2,700	177,857
NEC Corp.	1,100	46,212
Nexon Co. Ltd.	2,300	55,025
NGK Insulators Ltd.	1,200	17,118
Nidec Corp.	2,100	165,864
Nihon M&A Center Holdings, Inc.	1,400	19,583
Nintendo Co. Ltd.	500	252,381
Nippon Building Fund, Inc., REIT	7	39,710
Nippon Express Holdings, Inc.	400	27,480
Nippon Paint Holdings Co. Ltd.	3,700	32,417
Nippon Prologis, Inc., REIT	9	26,279
Nippon Sanso Holdings Corp.	700	13,309
Nippon Shinyaku Co. Ltd.	200	13,598
Nippon Steel Corp.	4,000	70,579
Nippon Telegraph & Telephone Corp.	5,500	159,796
Nippon Yusen KK	800	69,980
Nissan Chemical Corp.	600	35,195
Nissan Motor Co. Ltd. (A)	10,300	45,766
Nisshin Seifun Group, Inc.	1,000	13,951
Nissin Foods Holdings Co. Ltd.	300	21,035
Nitori Holdings Co. Ltd.	400	50,325
Nitto Denko Corp.	700	50,182
Nomura Holdings, Inc.	13,900	58,460
Nomura Real Estate Holdings, Inc.	600	14,369
Nomura Real Estate Master Fund, Inc., REIT	20	26,438
Nomura Research Institute Ltd.	1,600	52,204
NTT Data Corp.	3,000	58,957
Obayashi Corp.	2,900	21,285
OBIC Co. Ltd.	300	44,933
Odakyu Electric Railway Co. Ltd.	1,300	21,547
Oji Holdings Corp.	3,800	18,853
Olympus Corp.	5,000	94,763
Omron Corp.	900	59,894
Ono Pharmaceutical Co. Ltd.	1,800	45,118
Open House Group Co. Ltd.	400	17,701
Oracle Corp.	200	13,859
Oriental Land Co. Ltd.	900	172,265
ORIX Corp.	5,700	113,616
ORIX J-REIT, Inc.	12	16,274
Osaka Gas Co. Ltd.	1,800	30,845
Otsuka Corp.	500	17,728
Otsuka Holdings Co. Ltd.	1,700	58,731
Pan Pacific International Holdings Corp.	1,900	30,401
Panasonic Corp.	10,300	100,034
Persol Holdings Co. Ltd.	800	17,925
Pola Orbis Holdings, Inc.	300	3,906
Rakuten Group, Inc.	4,000	31,451

Transamerica Series Trust	Page 4

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Recruit Holdings Co. Ltd.	6,300	$ 273,716
Renesas Electronics Corp. (A)	5,800	67,204
Resona Holdings, Inc.	9,200	39,186
Ricoh Co. Ltd.	3,200	27,711
Rinnai Corp.	200	14,961
Rohm Co. Ltd.	400	31,056
Ryohin Keikaku Co. Ltd.	1,400	16,239
Santen Pharmaceutical Co. Ltd.	1,500	14,998
SBI Holdings, Inc.	1,200	30,277
SCSK Corp.	600	10,260
Secom Co. Ltd.	1,000	72,342
Seiko Epson Corp.	1,200	18,027
Sekisui Chemical Co. Ltd.	1,700	24,359
Sekisui House Ltd.	2,900	56,095
Seven & i Holdings Co. Ltd.	3,500	166,870
SG Holdings Co. Ltd.	1,400	26,363
Sharp Corp.	1,000	9,334
Shimadzu Corp.	1,000	34,395
Shimano, Inc.	300	68,703
Shimizu Corp.	2,300	13,803
Shin-Etsu Chemical Co. Ltd.	1,700	258,286
Shionogi & Co. Ltd.	1,200	73,732
Shiseido Co. Ltd.	1,900	95,966
Shizuoka Bank Ltd.	2,000	14,037
SMC Corp.	300	167,698
SoftBank Corp.	13,200	153,953
SoftBank Group Corp.	5,600	250,374
Sohgo Security Services Co. Ltd.	300	9,783
Sompo Holdings, Inc.	1,500	65,911
Sony Group Corp.	5,900	606,966
Square Enix Holdings Co. Ltd.	400	17,719
Stanley Electric Co. Ltd.	500	9,454
Subaru Corp.	2,900	46,061
Sumco Corp.	1,400	22,911
Sumitomo Chemical Co. Ltd.	6,500	29,762
Sumitomo Corp.	5,300	91,789
Sumitomo Dainippon Pharma Co. Ltd.	700	6,906
Sumitomo Electric Industries Ltd.	3,500	41,605
Sumitomo Metal Mining Co. Ltd.	1,200	60,796
Sumitomo Mitsui Financial Group, Inc.	6,000	189,530
Sumitomo Mitsui Trust Holdings, Inc.	1,500	48,817
Sumitomo Realty & Development Co. Ltd.	1,400	38,745
Suntory Beverage & Food Ltd.	600	22,869
Suzuki Motor Corp.	1,700	58,259
Sysmex Corp.	800	57,942
T&D Holdings, Inc.	2,500	33,945
Taisei Corp.	800	23,095
Taisho Pharmaceutical Holdings Co. Ltd.	200	9,284
Takeda Pharmaceutical Co. Ltd.	7,400	210,842
TDK Corp.	1,800	64,939
Terumo Corp.	2,900	87,750
TIS, Inc.	1,000	23,403
Tobu Railway Co. Ltd.	900	21,883
Toho Co. Ltd.	500	18,895
Tokio Marine Holdings, Inc.	2,900	168,760
Tokyo Century Corp.	200	7,332
Tokyo Electric Power Co. Holdings, Inc. (A)	7,400	24,427
Tokyo Electron Ltd.	700	359,493
Tokyo Gas Co. Ltd.	1,800	32,953
Tokyu Corp.	2,400	31,137
Toppan, Inc.	1,200	21,168
Toray Industries, Inc.	6,000	31,197
Toshiba Corp.	1,800	68,388
Tosoh Corp.	1,100	16,257
TOTO Ltd.	700	28,112
Toyo Suisan Kaisha Ltd.	400	14,313
Toyota Industries Corp.	700	48,281

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Toyota Motor Corp.	49,500	$ 892,881
Toyota Tsusho Corp.	1,000	41,042
Trend Micro, Inc.	600	35,039
Tsuruha Holdings, Inc.	200	12,700
Unicharm Corp.	1,800	64,667
USS Co. Ltd.	900	15,123
Welcia Holdings Co. Ltd.	400	9,842
West Japan Railway Co.	1,000	41,436
Yakult Honsha Co. Ltd.	600	32,006
Yamaha Corp.	600	26,074
Yamaha Motor Co. Ltd.	1,400	31,379
Yamato Holdings Co. Ltd.	1,400	26,152
Yaskawa Electric Corp.	1,100	42,872
Yokogawa Electric Corp.	1,000	17,039
Z Holdings Corp.	12,000	51,877
ZOZO, Inc.	600	16,023

		16,529,383

Jordan - 0.0% (C)
Hikma Pharmaceuticals PLC	787	21,232

Luxembourg - 0.3%
ArcelorMittal SA	2,999	96,070
Aroundtown SA	4,530	25,886
Eurofins Scientific SE	603	59,651
Tenaris SA	2,087	31,349

		212,956

Macau - 0.0% (C)
Sands China Ltd. (A)	11,200	26,645

Netherlands - 4.6%
ABN AMRO Bank NV, CVA (B)	1,845	23,560
Adyen NV (A) (B)	92	182,224
Akzo Nobel NV	882	75,783
Argenx SE (A)	211	66,016
ASM International NV	220	80,109
ASML Holding NV	1,927	1,287,663
Euronext NV (B)	380	34,522
EXOR NV	515	39,150
Heineken Holding NV	538	42,127
Heineken NV	1,187	113,512
IMCD NV	258	44,013
ING Groep NV	18,262	190,672
JDE Peet’s NV	433	12,421
Just Eat Takeaway.com NV (A) (B)	812	27,233
Koninklijke Ahold Delhaize NV	4,895	157,450
Koninklijke DSM NV	819	146,514
Koninklijke KPN NV	15,878	55,096
Koninklijke Philips NV	4,297	131,031
NN Group NV	1,218	61,727
Prosus NV (A)	4,360	235,125
QIAGEN NV (A)	1,071	52,554
Randstad NV	533	32,063
Stellantis NV	9,534	154,528
Universal Music Group NV	3,411	91,054
Wolters Kluwer NV	1,225	130,593

		3,466,740

New Zealand - 0.3%
Auckland International Airport Ltd. (A)	5,679	30,727
Fisher & Paykel Healthcare Corp. Ltd.	2,589	43,444
Mercury Ltd.	2,868	11,773
Meridian Energy Ltd.	5,854	20,396
Ryman Healthcare Ltd.	1,798	11,638

Transamerica Series Trust	Page 5

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
New Zealand (continued)
Spark New Zealand Ltd.	8,933	$ 28,269
Xero Ltd. (A)	595	45,094

		191,341

Norway - 0.8%
Adevinta ASA (A)	1,201	10,964
Aker BP ASA	570	21,260
DnB Bank ASA	4,334	97,987
Equinor ASA	4,492	167,716
Gjensidige Forsikring ASA	914	22,665
Mowi ASA	2,038	54,895
Norsk Hydro ASA	6,234	60,569
Orkla ASA	3,419	30,376
Schibsted ASA, B Shares	444	9,502
Schibsted ASA, Class A	330	8,134
Telenor ASA	3,131	44,928
Yara International ASA	788	39,407

		568,403

Poland - 0.0% (C)
InPost SA (A)	845	5,361

Portugal - 0.2%
EDP - Energias de Portugal SA	13,043	64,196
Galp Energia SGPS SA	2,409	30,456
Jeronimo Martins SGPS SA	1,353	32,459

		127,111

Singapore - 1.4%
Ascendas, REIT	15,303	32,975
CapitaLand Integrated Commercial Trust, REIT	21,752	35,985
Capitaland Investment Ltd. (A)	11,894	34,850
City Developments Ltd.	1,800	10,405
DBS Group Holdings Ltd.	8,346	218,684
Genting Singapore Ltd.	26,500	15,839
Grab Holdings Ltd., Class A (A)	4,900	17,150
Keppel Corp. Ltd.	6,900	32,535
Mapletree Commercial Trust, REIT	10,200	14,191
Mapletree Logistics Trust, REIT	14,943	20,307
Oversea-Chinese Banking Corp. Ltd.	15,560	141,158
Sea Ltd., ADR (A)	1,500	179,685
Singapore Airlines Ltd. (A)	6,300	25,390
Singapore Exchange Ltd.	3,500	25,650
Singapore Technologies Engineering Ltd.	7,100	21,506
Singapore Telecommunications Ltd.	37,700	73,204
United Overseas Bank Ltd.	5,500	128,689
UOL Group Ltd.	2,300	11,909
Venture Corp. Ltd.	1,300	16,753
Wilmar International Ltd.	8,900	30,823

		1,087,688

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	1,132	30,518
Aena SME SA (A) (B)	348	58,012
Amadeus IT Group SA (A)	2,081	135,303
Banco Bilbao Vizcaya Argentaria SA	31,194	178,115
Banco Santander SA	80,160	272,538
CaixaBank SA	20,874	70,802
Cellnex Telecom SA (B)	2,372	114,151
EDP Renovaveis SA	1,371	35,249
Enagas SA	1,192	26,470
Endesa SA	1,515	33,033
Ferrovial SA	2,199	58,482
Grifols SA	1,270	23,051

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA	27,203	$ 297,328
Industria de Diseno Textil SA	5,012	109,287
Naturgy Energy Group SA	1,032	30,918
Red Electrica Corp. SA	2,053	42,150
Repsol SA	6,678	87,476
Siemens Gamesa Renewable Energy SA (A)	1,145	20,083
Telefonica SA	24,240	117,473

		1,740,439

Sweden - 3.3%
Alfa Laval AB	1,488	51,183
Assa Abloy AB, B Shares	4,588	123,324
Atlas Copco AB, A Shares	3,114	161,635
Atlas Copco AB, B Shares	1,834	83,171
Boliden AB	1,286	64,873
Electrolux AB, B Shares	1,026	15,526
Embracer Group AB (A)	2,597	21,678
Epiroc AB, Class A	2,967	63,461
Epiroc AB, Class B	1,856	33,509
EQT AB	1,398	54,520
Essity AB, Class B	2,866	67,635
Evolution AB (B)	809	82,303
Fastighets AB Balder, B Shares (A)	471	31,011
Getinge AB, B Shares	1,011	40,277
H&M Hennes & Mauritz AB, B Shares	3,450	46,325
Hexagon AB, B Shares	9,020	126,377
Husqvarna AB, B Shares	1,919	20,018
Industrivarden AB, A Shares	602	17,073
Industrivarden AB, C Shares	687	19,149
Investment AB Latour, B Shares	680	21,588
Investor AB, A Shares	2,357	54,844
Investor AB, B Shares	8,447	183,538
Kinnevik AB, Class B (A)	1,153	30,066
L E Lundbergforetagen AB, B Shares	350	17,763
Lifco AB, B Shares	1,018	25,843
Lundin Energy AB	951	39,917
Nibe Industrier AB, B Shares	6,718	74,466
Sagax AB, B Shares	716	21,727
Sandvik AB	5,292	112,417
Securitas AB, B Shares	1,468	16,561
Sinch AB (A) (B)	2,392	16,224
Skandinaviska Enskilda Banken AB, Class A	7,540	81,514
Skanska AB, B Shares	1,530	34,229
SKF AB, B Shares	1,700	27,720
Svenska Cellulosa AB SCA, Class B	2,751	53,418
Svenska Handelsbanken AB, A Shares	6,627	60,938
Swedbank AB, A Shares	4,081	60,952
Swedish Match AB	7,456	56,069
Tele2 AB, B Shares	2,218	33,527
Telefonaktiebolaget LM Ericsson, B Shares	13,681	124,710
Telia Co. AB	12,167	48,786
Volvo AB, A Shares	846	16,205
Volvo AB, B Shares	6,570	122,566

		2,458,636

Switzerland - 11.0%
ABB Ltd.	7,762	251,805
Adecco Group AG	745	33,794
Alcon, Inc.	2,282	180,794
Bachem Holding AG	27	14,859
Baloise Holding AG	218	38,934
Barry Callebaut AG	16	37,511
Chocoladefabriken Lindt & Spruengli AG	6	180,468
Cie Financiere Richemont SA, Class A	2,438	309,028

Transamerica Series Trust	Page 6

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Clariant AG (A)	978	$ 16,971
Coca-Cola HBC AG	901	18,791
Credit Suisse Group AG	12,151	95,654
EMS-Chemie Holding AG	32	31,098
Geberit AG	166	102,332
Givaudan SA	42	173,583
Glencore PLC	46,306	301,299
Holcim Ltd. (A)	2,376	115,561
Julius Baer Group Ltd.	1,007	58,300
Kuehne & Nagel International AG	247	70,130
Logitech International SA	800	59,466
Lonza Group AG	343	248,539
Nestle SA	13,121	1,705,975
Novartis AG	10,216	896,878
Partners Group Holding AG	104	128,773
Roche Holding AG	3,417	1,357,896
Schindler Holding AG	277	59,241
SGS SA	27	75,064
Siemens Energy AG (A)	1,771	40,292
Sika AG	663	219,356
Sonova Holding AG	245	102,346
STMicroelectronics NV	3,200	139,085
Straumann Holding AG	46	73,448
Swatch Group AG	407	53,077
Swiss Life Holding AG	142	90,994
Swiss Prime Site AG (A)	357	35,209
Swiss Re AG	1,381	131,463
Swisscom AG	120	72,097
Temenos AG	304	29,242
UBS Group AG	16,354	319,578
VAT Group AG (B)	119	45,308
Vifor Pharma AG (A)	216	38,511
Zurich Insurance Group AG	695	343,260

		8,296,010

United Kingdom - 14.4%
3i Group PLC	4,515	81,642
abrdn PLC	9,429	26,402
Admiral Group PLC	870	29,175
Anglo American PLC	5,974	310,423
Ashtead Group PLC	2,073	130,525
Associated British Foods PLC	1,691	36,734
AstraZeneca PLC	7,223	957,863
Auto Trader Group PLC (B)	4,188	34,573
AVEVA Group PLC	502	16,034
Aviva PLC	17,794	105,285
BAE Systems PLC	14,853	139,491
Barclays PLC	77,283	149,811
Barratt Developments PLC	4,845	32,984
Berkeley Group Holdings PLC	513	25,022
BP PLC	92,140	451,705
British American Tobacco PLC	10,174	427,279
British Land Co. PLC, REIT	3,992	27,640
BT Group PLC	41,021	97,807
Bunzl PLC	1,591	61,701
Burberry Group PLC	1,909	41,673
CNH Industrial NV	4,787	75,399
Coca-Cola Europacific Partners PLC	947	46,034
Compass Group PLC	8,344	179,564
Croda International PLC	642	66,044
Diageo PLC	10,876	551,680
Entain PLC (A)	2,728	58,437
Ferguson PLC	1,035	140,222
GlaxoSmithKline PLC	23,477	507,970
Halma PLC	1,791	58,596
Hargreaves Lansdown PLC	1,536	20,246

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
HSBC Holdings PLC	94,911	$ 648,296
Imperial Brands PLC	4,381	92,285
Informa PLC (A)	6,780	53,121
InterContinental Hotels Group PLC	849	57,422
Intertek Group PLC	723	49,321
J Sainsbury PLC	7,773	25,727
JD Sports Fashion PLC	11,175	21,533
Johnson Matthey PLC	930	22,745
Kingfisher PLC	9,457	31,564
Land Securities Group PLC, REIT	3,220	33,037
Legal & General Group PLC	27,800	98,562
Lloyds Banking Group PLC	331,988	202,169
London Stock Exchange Group PLC	1,513	157,776
M&G PLC	11,649	33,565
Melrose Industries PLC	19,332	31,359
Mondi PLC	2,203	42,822
National Grid PLC	16,900	259,723
Natwest Group PLC	25,713	72,622
Next PLC	595	46,797
Ocado Group PLC (A)	2,317	35,380
Pearson PLC	3,441	33,739
Persimmon PLC	1,443	40,464
Phoenix Group Holdings PLC	3,284	26,311
Prudential PLC	12,668	187,021
Reckitt Benckiser Group PLC	3,303	251,972
RELX PLC	8,947	278,410
Rentokil Initial PLC	8,344	57,477
Rio Tinto PLC	5,243	419,160
Rolls-Royce Holdings PLC (A)	39,559	52,020
Sage Group PLC	4,596	42,112
Schroders PLC	551	23,202
Segro PLC, REIT	5,570	97,915
Severn Trent PLC	1,166	46,995
Shell PLC	35,898	983,917
Smith & Nephew PLC	4,141	65,862
Smiths Group PLC	1,756	33,269
Spirax-Sarco Engineering PLC	340	55,583
SSE PLC	4,960	113,331
St. James’s Place PLC	2,543	47,944
Standard Chartered PLC	12,304	81,674
Taylor Wimpey PLC	16,290	27,740
Tesco PLC	36,013	130,378
Unilever PLC	11,981	543,970
United Utilities Group PLC	3,186	46,915
Vodafone Group PLC	126,305	207,113
Whitbread PLC (A)	897	33,399
WPP PLC	5,321	69,642

		10,901,322

Total Common Stocks (Cost $66,639,605)		73,828,580

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 2.74% (D)	261	20,216
FUCHS PETROLUB SE, 3.03% (D)	295	10,703
Henkel AG & Co. KGaA, 3.04% (D)	800	53,545
Porsche Automobil Holding SE, 2.54% (D)	712	68,490
Sartorius AG, 0.31% (D)	124	54,727

Transamerica Series Trust	Page 7

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Germany (continued)
Volkswagen AG, 3.10% (D)	869	$ 149,339

Total Preferred Stocks (Cost $363,121)		357,020

RIGHT - 0.0% (C)
France - 0.0% (C)
Electricite de France SA, (A) (E) Exercise Price EUR 0.336, Expiration Date 04/04/2022	2,317	861

Total Right (Cost $0)		861

Total Investments (Cost $67,002,726)		74,186,461
Net Other Assets (Liabilities) - 1.8%		1,390,738

Net Assets - 100.0%		$ 75,577,199

Transamerica Series Trust	Page 8

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	13	06/17/2022	$ 1,355,689	$ 1,393,860	$ 38,171	$ —

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.1%	$6,753,590
Banks	8.9	6,603,240
Insurance	5.0	3,730,694
Oil, Gas & Consumable Fuels	4.1	3,042,813
Metals & Mining	4.0	2,971,441
Food Products	3.5	2,585,869
Chemicals	3.4	2,490,091
Semiconductors & Semiconductor Equipment	3.2	2,358,897
Textiles, Apparel & Luxury Goods	3.2	2,344,625
Automobiles	3.1	2,336,726
Machinery	3.0	2,194,323
Capital Markets	2.8	2,094,618
Beverages	2.1	1,556,758
Health Care Equipment & Supplies	2.0	1,496,548
Diversified Telecommunication Services	1.9	1,400,167
Electric Utilities	1.8	1,361,711
Trading Companies & Distributors	1.8	1,326,251
Electrical Equipment	1.8	1,322,299
Personal Products	1.7	1,295,651
Professional Services	1.6	1,224,377
Electronic Equipment, Instruments & Components	1.6	1,167,581
IT Services	1.5	1,130,486
Industrial Conglomerates	1.5	1,115,170
Software	1.5	1,113,317
Real Estate Management & Development	1.5	1,104,333
Food & Staples Retailing	1.5	1,087,472
Equity Real Estate Investment Trusts	1.4	1,037,400
Hotels, Restaurants & Leisure	1.4	1,021,837
Household Durables	1.3	1,000,548
Aerospace & Defense	1.2	901,057
Wireless Telecommunication Services	1.2	887,588
Building Products	1.1	847,789
Entertainment	1.0	730,099
Multi-Utilities	1.0	715,322
Tobacco	0.9	669,560
Biotechnology	0.9	645,581
Diversified Financial Services	0.9	634,236
Construction & Engineering	0.7	541,244
Auto Components	0.7	496,739
Household Products	0.6	480,588
Road & Rail	0.6	460,627
Air Freight & Logistics	0.6	460,416
Specialty Retail	0.6	454,494
Internet & Direct Marketing Retail	0.6	429,019
Life Sciences Tools & Services	0.6	425,961
Media	0.5	363,745
Construction Materials	0.5	360,995
Technology Hardware, Storage & Peripherals	0.5	341,096
Transportation Infrastructure	0.5	336,799
Marine	0.4	325,226
Multiline Retail	0.4	292,392
Health Care Providers & Services	0.4	291,721
Gas Utilities	0.4	278,614
Communications Equipment	0.4	263,828

Transamerica Series Trust	Page 9

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Commercial Services & Supplies	0.3%		$251,074
Paper & Forest Products	0.3		250,952
Interactive Media & Services	0.3		189,633
Leisure Products	0.2		163,024
Water Utilities	0.1		93,910
Airlines	0.1		92,524
Health Care Technology	0.1		72,232
Independent Power & Renewable Electricity Producers	0.1		65,617
Containers & Packaging	0.1		50,858
Energy Equipment & Services	0.0	(C)	31,349
Diversified Consumer Services	0.0	(C)	21,719

Investments	100.0		74,186,461

Total Investments	100.0%		$74,186,461

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$505,235	$73,323,345	$—	$73,828,580
Preferred Stocks	—	357,020	—	357,020
Right	—	861	—	861

Total Investments	$505,235	$73,681,226	$—	$74,186,461

Other Financial Instruments
Futures Contracts (G)	$38,171	$—	$—	$38,171

Total Other Financial Instruments	$38,171	$—	$—	$38,171

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $1,185,172, representing 1.6% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at March 31, 2022.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the value of the security is $861, representing less than 0.1% of the Portfolio’s net assets.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

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Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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